Fair Value Measurement-Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Level 3 | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			$ 0
Level 3 | Other Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			0
Netting | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			0	[1]
Netting | Other Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			0	[1]
Fair Value, Measurements, Recurring | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	11,354	[2]	9,424	[2]
Fair Value, Measurements, Recurring | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	250	[2]	279	[2]
Fair Value, Measurements, Recurring | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	499	[2]	728	[2]
Fair Value, Measurements, Recurring | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,871	[2]	3,718	[2]
Fair Value, Measurements, Recurring | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,750	[2],[3]	1,970	[2],[3]
Fair Value, Measurements, Recurring | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	822	[2],[3]	1,010	[2],[3]
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	148	[4]	96	[4]
Subtotal assets of consolidated investment management funds, at fair value	22,263		24,993
Percentage of assets prior to netting (percent)	19.00%		18.00%
Derivative liabilities			1,212
Fair value of liabilities	1,263		1,212
Percentage of liabilities prior to netting (percent)	4.00%		3.00%
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	16,478		23,256
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	12,852		18,003
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	40		41
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	19		27
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	938	[5]	2,190	[5]
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,629		2,995
Fair Value, Measurements, Recurring | Level 1 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	4,559	[5]	912	[5]
Derivative Assets			157
Trading assets	4,837		1,069
Fair Value, Measurements, Recurring | Level 1 | Trading Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets			0
Fair Value, Measurements, Recurring | Level 1 | Trading Assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets			121
Fair Value, Measurements, Recurring | Level 1 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	148		96
Subtotal assets of consolidated investment management funds, at fair value	21,463
Percentage of assets prior to netting (percent)	20.00%
Fair Value, Measurements, Recurring | Level 1 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value			24,421
Percentage of assets prior to netting (percent)			19.00%
Fair Value, Measurements, Recurring | Level 1 | Investment Management funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading assets	61		182
Other assets	739		390
Subtotal assets of consolidated investment management funds, at fair value	800		572
Trading liabilities	16		0
Other liabilities	0		0
Fair value of liabilities	16		0
Fair Value, Measurements, Recurring | Level 1 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments			1,121
Derivative liabilities			91
Trading liabilities			1,212
Fair Value, Measurements, Recurring | Level 1 | Trading Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			0
Fair Value, Measurements, Recurring | Level 1 | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			91
Fair Value, Measurements, Recurring | Level 1 | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			0
Percentage of liabilities prior to netting (percent)			4.00%
Fair Value, Measurements, Recurring | Level 1 | Other Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			0
Fair Value, Measurements, Recurring | Level 1 | Other Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			0
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	193	[4]	116	[4]
Subtotal assets of consolidated investment management funds, at fair value	97,811		111,802
Percentage of assets prior to netting (percent)	81.00%		82.00%
Derivative liabilities			28,779
Long-term debt			345	[5]
Fair value of liabilities	30,983		38,960
Percentage of liabilities prior to netting (percent)	96.00%		96.00%
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	62,820		69,318
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	948		1,074
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	11,314		9,383
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,663	[5]	6,077	[5]
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	25,321		34,193
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,142		1,459
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,285		2,794
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,357		3,139
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,789
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Asset-backed CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,562		1,282
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,891		2,131
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,815		1,585
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,796		2,368
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	242		723
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Grantor Trust Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,695	[3]	3,110	[3]
Fair Value, Measurements, Recurring | Level 2 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	4,338	[5]	4,116	[5]
Derivative Assets			26,398
Trading assets	23,044		30,514
Fair Value, Measurements, Recurring | Level 2 | Trading Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets			3,512
Fair Value, Measurements, Recurring | Level 2 | Trading Assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets			152
Fair Value, Measurements, Recurring | Level 2 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	1,475		1,105
Subtotal assets of consolidated investment management funds, at fair value	87,339
Percentage of assets prior to netting (percent)	80.00%
Fair Value, Measurements, Recurring | Level 2 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value			100,937
Percentage of assets prior to netting (percent)			81.00%
Fair Value, Measurements, Recurring | Level 2 | Investment Management funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading assets	10,336		10,735
Other assets	136		130
Subtotal assets of consolidated investment management funds, at fair value	10,472		10,865
Trading liabilities	10,069		10,152
Other liabilities	46		29
Fair value of liabilities	10,115		10,181
Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments			659
Derivative liabilities			27,071
Trading liabilities			27,730
Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			23,173
Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			3,632
Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			266
Fair Value, Measurements, Recurring | Level 2 | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			704
Percentage of liabilities prior to netting (percent)			95.00%
Fair Value, Measurements, Recurring | Level 2 | Other Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			343
Fair Value, Measurements, Recurring | Level 2 | Other Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			361
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value	139		315
Percentage of assets prior to netting (percent)	0.00%
Derivative liabilities			224
Fair value of liabilities	75		224
Percentage of liabilities prior to netting (percent)	0.00%		1.00%
Fair Value, Measurements, Recurring | Level 3 | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	11		45
Fair Value, Measurements, Recurring | Level 3 | Securities available-for-sale | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	11	[5]	45	[5]
Fair Value, Measurements, Recurring | Level 3 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	1	[5]	48	[5]
Derivative Assets			58
Trading assets	23		106
Fair Value, Measurements, Recurring | Level 3 | Trading Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets			1
Fair Value, Measurements, Recurring | Level 3 | Trading Assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets			38
Fair Value, Measurements, Recurring | Level 3 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	105	[4]	120	[4]
Subtotal assets of consolidated investment management funds, at fair value	139
Percentage of assets prior to netting (percent)	0.00%
Fair Value, Measurements, Recurring | Level 3 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value			271
Fair Value, Measurements, Recurring | Level 3 | Investment Management funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading assets	0		44
Subtotal assets of consolidated investment management funds, at fair value	0		44
Trading liabilities	0		0
Other liabilities	0		0
Fair value of liabilities	0		0
Fair Value, Measurements, Recurring | Level 3 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			224
Trading liabilities			224
Fair Value, Measurements, Recurring | Level 3 | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			168
Fair Value, Measurements, Recurring | Level 3 | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			56
Fair Value, Measurements, Recurring | Level 3 | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of liabilities prior to netting (percent)			1.00%
Fair Value, Measurements, Recurring | Netting
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value	(15,806)	[1]	(22,311)	[1]
Derivative liabilities			(20,990)	[1]
Fair value of liabilities	(14,421)	[1]	(20,990)	[1]
Fair Value, Measurements, Recurring | Netting | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	0	[1],[5]
Derivative Assets			(22,311)	[1]
Trading assets	(15,806)	[1]	(22,311)	[1]
Fair Value, Measurements, Recurring | Netting | Trading Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets			(2,171)	[1]
Fair Value, Measurements, Recurring | Netting | Trading Assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets			(98)	[1]
Fair Value, Measurements, Recurring | Netting | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	0	[1],[4]	0	[1],[4]
Subtotal assets of consolidated investment management funds, at fair value	(15,806)	[1]
Fair Value, Measurements, Recurring | Netting | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value			(22,311)	[1]
Fair Value, Measurements, Recurring | Netting | Investment Management funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading liabilities	0	[1]	0	[1]
Other liabilities	0	[1]	0	[1]
Fair value of liabilities	0	[1]	0	[1]
Fair Value, Measurements, Recurring | Netting | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			(20,990)	[1]
Trading liabilities			(20,990)	[1]
Fair Value, Measurements, Recurring | Netting | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			(19,069)	[1]
Fair Value, Measurements, Recurring | Netting | Trading Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			(1,823)	[1]
Fair Value, Measurements, Recurring | Netting | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			(98)	[1]
Fair Value, Measurements, Recurring | Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	446	[4]	332	[4]
Subtotal assets of consolidated investment management funds, at fair value	104,407		114,799
Derivative liabilities			9,225
Long-term debt			345	[5]
Fair value of liabilities	17,900		19,406
Fair Value, Measurements, Recurring | Carrying Amount | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	79,309		92,619
Fair Value, Measurements, Recurring | Carrying Amount | Securities available-for-sale | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	12,852		18,003
Fair Value, Measurements, Recurring | Carrying Amount | Securities available-for-sale | U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	948		1,074
Fair Value, Measurements, Recurring | Carrying Amount | Securities available-for-sale | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	11,354		9,424
Fair Value, Measurements, Recurring | Carrying Amount | Securities available-for-sale | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,674	[5]	6,122	[5]
Fair Value, Measurements, Recurring | Carrying Amount | Securities available-for-sale | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	25,321		34,193
Fair Value, Measurements, Recurring | Carrying Amount | Securities available-for-sale | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,142		1,459
Fair Value, Measurements, Recurring | Carrying Amount | Securities available-for-sale | Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,285		2,794
Fair Value, Measurements, Recurring | Carrying Amount | Securities available-for-sale | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,357		3,139
Fair Value, Measurements, Recurring | Carrying Amount | Securities available-for-sale | Agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,789
Fair Value, Measurements, Recurring | Carrying Amount | Securities available-for-sale | Asset-backed CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,562		1,282
Fair Value, Measurements, Recurring | Carrying Amount | Securities available-for-sale | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,891		2,131
Fair Value, Measurements, Recurring | Carrying Amount | Securities available-for-sale | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	19		27
Fair Value, Measurements, Recurring | Carrying Amount | Securities available-for-sale | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	938	[5]	2,190	[5]
Fair Value, Measurements, Recurring | Carrying Amount | Securities available-for-sale | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,815		1,585
Fair Value, Measurements, Recurring | Carrying Amount | Securities available-for-sale | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,796		2,368
Fair Value, Measurements, Recurring | Carrying Amount | Securities available-for-sale | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,871		3,718
Fair Value, Measurements, Recurring | Carrying Amount | Securities available-for-sale | Grantor Trust Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,695	[3]	3,110	[3]
Fair Value, Measurements, Recurring | Carrying Amount | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	8,898	[5]	5,076	[5]
Derivative Assets			4,302
Trading assets	12,098		9,378
Fair Value, Measurements, Recurring | Carrying Amount | Trading Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets			1,342
Fair Value, Measurements, Recurring | Carrying Amount | Trading Assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets			213
Fair Value, Measurements, Recurring | Carrying Amount | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	1,728		1,321
Subtotal assets of consolidated investment management funds, at fair value	93,135
Fair Value, Measurements, Recurring | Carrying Amount | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value			103,318
Fair Value, Measurements, Recurring | Carrying Amount | Investment Management funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading assets	10,397		10,961
Other assets	875		520
Subtotal assets of consolidated investment management funds, at fair value	11,272		11,481
Trading liabilities	10,085		10,152
Other liabilities	46		29
Fair value of liabilities	10,131		10,181
Fair Value, Measurements, Recurring | Carrying Amount | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments			1,780
Derivative liabilities			6,396
Trading liabilities			8,176
Fair Value, Measurements, Recurring | Carrying Amount | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			4,272
Fair Value, Measurements, Recurring | Carrying Amount | Trading Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			1,809
Fair Value, Measurements, Recurring | Carrying Amount | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			315
Fair Value, Measurements, Recurring | Carrying Amount | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			704
Fair Value, Measurements, Recurring | Carrying Amount | Other Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			343
Fair Value, Measurements, Recurring | Carrying Amount | Other Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			361
Nondesignated | Fair Value, Measurements, Recurring | Level 1 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	278
Nondesignated | Fair Value, Measurements, Recurring | Level 1 | Trading Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	4		36
Nondesignated | Fair Value, Measurements, Recurring | Level 1 | Trading Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0
Nondesignated | Fair Value, Measurements, Recurring | Level 1 | Trading Assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	274
Nondesignated | Fair Value, Measurements, Recurring | Level 2 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	18,706
Nondesignated | Fair Value, Measurements, Recurring | Level 2 | Trading Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	14,702		22,734
Nondesignated | Fair Value, Measurements, Recurring | Level 2 | Trading Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	3,609
Nondesignated | Fair Value, Measurements, Recurring | Level 2 | Trading Assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	395
Nondesignated | Fair Value, Measurements, Recurring | Level 3 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	22
Nondesignated | Fair Value, Measurements, Recurring | Level 3 | Trading Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	6		19
Nondesignated | Fair Value, Measurements, Recurring | Level 3 | Trading Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	1
Nondesignated | Fair Value, Measurements, Recurring | Level 3 | Trading Assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	15
Nondesignated | Fair Value, Measurements, Recurring | Netting | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	(15,806)	[1]
Nondesignated | Fair Value, Measurements, Recurring | Netting | Trading Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	(13,231)	[1]	(20,042)	[1]
Nondesignated | Fair Value, Measurements, Recurring | Netting | Trading Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	(2,294)	[1]
Nondesignated | Fair Value, Measurements, Recurring | Netting | Trading Assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	(281)	[1]
Nondesignated | Fair Value, Measurements, Recurring | Carrying Amount | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	3,200
Nondesignated | Fair Value, Measurements, Recurring | Carrying Amount | Trading Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	1,481		2,747
Nondesignated | Fair Value, Measurements, Recurring | Carrying Amount | Trading Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	1,316
Nondesignated | Fair Value, Measurements, Recurring | Carrying Amount | Trading Assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	403
Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 1 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0
Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 1 | Other Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0
Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 1 | Other Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0
Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 2 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	1,282		989
Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 2 | Other Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	1,206		928
Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 2 | Other Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	76		61
Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 3 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0
Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 3 | Other Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0
Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 3 | Other Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0
Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Netting | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0	[1]	0	[1]
Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Netting | Other Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0	[1]	0	[1]
Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Netting | Other Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0	[1]	0	[1]
Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Carrying Amount | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	1,282		989
Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Carrying Amount | Other Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	1,206		928
Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Carrying Amount | Other Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	76		61
Parent | Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of liabilities	1,247
Percentage of liabilities prior to netting (percent)	6.00%
Parent | Fair Value, Measurements, Recurring | Level 1 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	1,030
Derivative liabilities	217
Trading liabilities	1,247
Parent | Fair Value, Measurements, Recurring | Level 1 | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	3
Parent | Fair Value, Measurements, Recurring | Level 1 | Trading Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	0
Parent | Fair Value, Measurements, Recurring | Level 1 | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	214
Parent | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Long-term debt	321	[5]
Fair value of liabilities	20,868
Percentage of liabilities prior to netting (percent)	94.00%
Parent | Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	585
Derivative liabilities	19,459
Trading liabilities	20,044
Parent | Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	15,178
Parent | Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	3,536
Parent | Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	745
Parent | Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of liabilities	75
Percentage of liabilities prior to netting (percent)	0.00%
Parent | Fair Value, Measurements, Recurring | Level 3 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	75
Trading liabilities	75
Parent | Fair Value, Measurements, Recurring | Level 3 | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	31
Parent | Fair Value, Measurements, Recurring | Level 3 | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	44
Parent | Fair Value, Measurements, Recurring | Netting
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of liabilities	(14,421)	[1]
Parent | Fair Value, Measurements, Recurring | Netting | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	(14,421)	[1]
Trading liabilities	(14,421)	[1]
Parent | Fair Value, Measurements, Recurring | Netting | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	(12,429)	[1]
Parent | Fair Value, Measurements, Recurring | Netting | Trading Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	(1,711)	[1]
Parent | Fair Value, Measurements, Recurring | Netting | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	(281)	[1]
Parent | Fair Value, Measurements, Recurring | Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Long-term debt	321	[5]
Fair value of liabilities	7,769
Parent | Fair Value, Measurements, Recurring | Carrying Amount | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	1,615
Derivative liabilities	5,330
Trading liabilities	6,945
Parent | Fair Value, Measurements, Recurring | Carrying Amount | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	2,783
Parent | Fair Value, Measurements, Recurring | Carrying Amount | Trading Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	1,825
Parent | Fair Value, Measurements, Recurring | Carrying Amount | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	722
Parent | Designated as Hedging Instrument | Level 3 | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	0
Parent | Designated as Hedging Instrument | Level 3 | Other Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	0
Parent | Designated as Hedging Instrument | Netting | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	0	[1]
Parent | Designated as Hedging Instrument | Netting | Other Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	0	[1]
Parent | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 1 | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	0
Parent | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 1 | Other Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	0
Parent | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 1 | Other Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	0
Parent | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 2 | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	503
Parent | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 2 | Other Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	167
Parent | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 2 | Other Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	336
Parent | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Carrying Amount | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	503
Parent | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Carrying Amount | Other Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	167
Parent | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Carrying Amount | Other Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	$ 336

[1]	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities, and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.
[2]	At Dec. 31, 2013 and Dec. 31, 2012, foreign covered bonds and sovereign debt were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.
[3]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.
[4]	Includes private equity investments, seed capital and a brokerage account.
[5]	Includes certain interests in securitizations.